Other Income (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
During the years ended December 31, 2014, 2015 and 2016, Other Income consisted of the followings.

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Gain from disposal of long term investments (note (9))	—	—	97,124	13,989
Gain from disposal of subsidiaries (note 2(b),6(b))	23,943	33,191	34,339	4,946
Amortization of government grants received in related to long-term assets (note 2(j))	49,557	56,935	49,362	7,110
Government grants intended to compensate for future expenses or losses (note 2(j))	42,030	52,636	29,261	4,214
Gain from extinguishment of accounts payables (note 2(a))	—	—	22,165	3,192
Others	10,038	5,700	14,716	2,120
Total other income	125,568	148,462	246,967	35,571